Financial Performance and Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") USD ($)	Dec. 31, 2012 Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") CNY	Dec. 31, 2011 Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") CNY
Variable Interest Entity [Line Items]
Total net revenues	$ 30,110	[1]	187,593	[1]	243,488	[1]	125,411	[1]	$ 5,728	35,686	51,969
Net income attributable to China Mobile Games and Entertainment Group Limited's ordinary shareholders	(2,786)		(17,361)		151,506		28,498		(2,848)	(17,742)	(403)
Net cash generated from operating activities	7,675		47,815		108,461		71,836		2,972	18,517	22,723
Net cash provided by (used in) investing activities	(16,059)		(100,051)		(16,584)		26,656		(6,097)	(37,987)	(12,278)
Net cash generated from financing activities	$ (1,007)		(6,272)		(8,400)

[1]	Net revenues from related parties Games 60,352 13,752 - - Handset design 298 - - - Total net revenues from related parties 60,650 13,752 - -